LOANS AND LEASES - Leasing Maturity (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Receivables [Abstract]
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year One	$ 139,108
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Two	129,796
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Three	109,181
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Four	82,552
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Five	38,694
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, after Year Five	30,422
Sales-type and Direct Financing Leases, Lease Receivable	529,753
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount	(69,337)
Sales-Type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 460,416